Statement of Operations (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Expenses
General and Administrative Expense	$ 77	$ 617	$ 694
Consulting Fees	50,000	23,464,375	23,514,375
Legal Fees	82,500	26,788	109,288
Accounting Fees	4,000	6,500	10,500
Director Fees		35,400,000	35,400,000
Transfer Agent Fees		3,727	3,727
Operating Income (Loss)	(136,577)	(58,902,007)	(59,038,584)
Other income (expense)
Interest Expense	(1,629)	(4,059)	(5,688)
Other income (expense), net	(1,629)	(4,059)	(5,688)
Net (loss)	$ (138,206)	$ (58,906,066)	$ (59,044,272)
Earnings Per Share
Earnings Per Share, Basic	$ 0	$ (0.4)
Weighted Average Number of Shares Outstanding, Basic	110,334,727	147,653,661
Earnings Per Share, Diluted	$ 0	$ (0.4)
Weighted Average Number of Shares Outstanding, Diluted	110,334,727	147,653,661